DEBT (Details) (USD $)	3 Months Ended		9 Months Ended				0 Months Ended			0 Months Ended												0 Months Ended				0 Months Ended													0 Months Ended	9 Months Ended	0 Months Ended	9 Months Ended
	Sep. 26, 2014	Sep. 27, 2013	Sep. 26, 2014	Sep. 27, 2013	Apr. 08, 2014	Dec. 27, 2013	Apr. 08, 2014 ABL Facility [Member] Maximum [Member]	Apr. 08, 2014 ABL Facility [Member] Minimum [Member]	Apr. 08, 2014 ABL Facility [Member] Minimum [Member]	Apr. 08, 2014 Line of Credit [Member] ABL Facility [Member] Base Rate [Member]	Sep. 26, 2014 Revolving Credit Facility [Member] Maximum [Member] Category 2 [Member]	Sep. 26, 2014 Revolving Credit Facility [Member] Maximum [Member] Category 3 [Member]	Sep. 26, 2014 Revolving Credit Facility [Member] Minimum [Member] Category 1 [Member]	Sep. 26, 2014 Revolving Credit Facility [Member] Minimum [Member] Category 2 [Member]	Sep. 26, 2014 Revolving Credit Facility [Member] ABL Facility [Member]	Apr. 08, 2014 Revolving Credit Facility [Member] ABL Facility [Member]	Mar. 17, 2014 Revolving Credit Facility [Member] ABL Facility [Member]	Dec. 27, 2013 Revolving Credit Facility [Member] ABL Facility [Member]	Apr. 08, 2014 Revolving Credit Facility [Member] ABL Facility [Member] Category 2 [Member]	Sep. 26, 2014 Revolving Credit Facility [Member] ABL Facility [Member] Category 3 [Member]	Sep. 26, 2014 Revolving Credit Facility [Member] ABL Facility [Member] LIBOR [Member]	Apr. 08, 2014 Revolving Credit Facility [Member] ABL Facility [Member] LIBOR [Member] Category 1 [Member]	Apr. 08, 2014 Revolving Credit Facility [Member] ABL Facility [Member] LIBOR [Member] Category 2 [Member]	Apr. 08, 2014 Revolving Credit Facility [Member] ABL Facility [Member] LIBOR [Member] Category 3 [Member]	Sep. 26, 2014 Revolving Credit Facility [Member] ABL Facility [Member] Base Rate [Member]	Apr. 08, 2014 Revolving Credit Facility [Member] ABL Facility [Member] Base Rate [Member] Category 1 [Member]	Apr. 08, 2014 Revolving Credit Facility [Member] ABL Facility [Member] Base Rate [Member] Category 2 [Member]	Apr. 08, 2014 Revolving Credit Facility [Member] ABL Facility [Member] Base Rate [Member] Category 3 [Member]	Apr. 08, 2014 Revolving Credit Facility [Member]	Apr. 08, 2014 Revolving Credit Facility [Member] LIBOR [Member]	Mar. 17, 2014 Secured Debt [Member] Term Loan Facility [Member]	Sep. 26, 2014 Secured Debt [Member] Term Loan Facility [Member]		Mar. 17, 2014 Secured Debt [Member] Term Loan Facility [Member]	Dec. 27, 2013 Secured Debt [Member] Term Loan Facility [Member]		Mar. 17, 2014 Secured Debt [Member] Term Loan Facility [Member] Maximum [Member]	Mar. 17, 2014 Secured Debt [Member] Term Loan Facility [Member] Minimum [Member]	Mar. 17, 2014 Secured Debt [Member] Term Loan Facility [Member] LIBOR [Member]	Sep. 26, 2014 Secured Debt [Member] Term Loan Facility [Member] LIBOR [Member]	Mar. 17, 2014 Secured Debt [Member] Term Loan Facility [Member] Base Rate [Member]	Sep. 26, 2014 Secured Debt [Member] Term Loan Facility [Member] Base Rate [Member]	Sep. 26, 2014 Corporate Debt Securities [Member] OpCo Notes [Member]		Mar. 17, 2014 Corporate Debt Securities [Member] OpCo Notes [Member]	Dec. 27, 2013 Corporate Debt Securities [Member] OpCo Notes [Member]		Sep. 26, 2014 Senior Notes [Member] HoldCo Notes [Member]	Dec. 27, 2013 Senior Notes [Member] HoldCo Notes [Member]	Sep. 26, 2014 Senior Notes [Member] HoldCo Notes [Member] Interest Rate, Cash Interest [Member]	Sep. 26, 2014 Senior Notes [Member] HoldCo Notes [Member] Interest Rate, Paid In Kind Interest [Member]
Debt Instrument [Line Items]
Total debt	$ 793,443,000		$ 793,443,000			$ 798,347,000									$ 81,000,000			$ 115,000,000														$ 347,443,000	[1],[2]		$ 0	[1],[2]							$ 0	[1],[3]		$ 318,347,000	[1],[3]	$ 365,000,000	$ 365,000,000
Less: Current portion	3,500,000		3,500,000			0
Long-term debt	789,943,000		789,943,000			798,347,000
Unamortized original issue discount																																800,000
Unamortized fair value premium																																														18,300,000
Line of credit facility, remaining borrowing capacity															183,800,000			145,800,000
Letters of credit outstanding, amount															10,200,000			10,500,000
Debt, face amount																																		350,000,000
Debt, stated interest rate																																													0.00%					10.00%	10.75%
Loss on extinguishment of debt, net	0	0	4,172,000	0
Loss on extinguishment of debt, consent solicitation, tender premium, call premium and related transaction costs			(18,510,000)	0
Loss on extinguishment of debt, non-cash benefit, total			(14,300,000)
Loss on extinguishment of debt, non-cash benefit, write-off of unamortized fair value premium			17,803,000	0																																							(17,800,000)
Loss on extinguishment of debt, non-cash benefit, write-off of unamortized deferred debt financing costs			3,465,000	0
Deferred debt financing costs associated with financing activities	23,389,000		23,389,000		8,000,000	21,958,000
Debt covenant, pro forma interest coverage ratio																	2.00																	2.00
Debt covenant, pro forma total leverage ratio																	6.50																	6.50
Debt covenant, first lien leverage ratio																	3.75																	3			3.75	2.75
Debt instrument, basis spread on variable rate										0.50%												1.25%	1.50%	1.75%		0.25%	0.50%	0.75%		1.50%										3.00%		2.00%
Debt instrument, interest rate, general reduction																													0.25%
Line of credit facility, maximum borrowing capacity											150,000,000	75,000,000	150,000,000	75,000,000
Line of credit facility, interest rate, step-down																			0.25%	0.25%
Fixed charge ratio, minimum over four fiscal quarters to qualify for step-down																1.75
Debt instrument, interest rate at period end																					1.69%				3.75%															4.00%		5.25%
Line of credit facility, unused capacity, commitment fee percentage							0.375%	0.25%
Line of credit facility, utilization, percentage of aggregate commitments									25.00%
Debt instrument, additional borrowing capacity, incremental																																		$ 100,000,000
Debt instrument, additional borrowing capacity, incremental, maximum first lien leverage ratio requirement																																		3.75
Debt instrument, maturity date, minimum days prior to maturity of HoldCo Notes																															91 days
Debt instrument, interest rate, effective percentage rate range, minimum																																							1.00%		2.00%
Debt instrument, closing fee, percentage of principal																																		0.25%
Debt instrument, minimum prepayment premium for six months following the closing date																															1.00%
Debt instrument, periodic principal payment, percentage of original principal																																		0.25%
Debt instrument, repayment terms, use of excess cash flows, percentage, threshold 1																																		50.00%
Debt instrument, repayment terms, use of excess cash flows, percentage, threshold 2																																		25.00%
Debt instrument, repayment terms, use of excess cash flows, percentage, threshold 3																																		0.00%

[1]	In March of 2014, Interline New Jersey entered into the Term Loan Facility and used a portion of the proceeds to finance the redemption of the OpCo Notes and discharged its remaining obligations thereunder.
[2]	As of September 26, 2014, the Term Loan Facility included an unamortized original issue discount of $0.8 million.
[3]	As of December 27, 2013, the OpCo notes included an unamortized fair value premium of $18.3 million recorded as a result of the Merger. On March 26, 2014, Interline New Jersey discharged its remaining obligations under the OpCo Notes.